Schedule of cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	€ 10,240	€ 1,168	€ 20,088
LP grelated services QINDAL shola gas [member]
IfrsStatementLineItems [Line Items]
Total	10,179	1,168
Hydrogen technologydeconsolidated entity [member]
IfrsStatementLineItems [Line Items]
Total			20,088
Inventory step down from PPA of QIND [member]
IfrsStatementLineItems [Line Items]
Total	€ 61